Share capital (Tables)	6 Months Ended
Jun. 30, 2024
Share capital
Schedule of changes in share capital
	Class A shares		Class B shares		Warrants
	#	$	#	$	#	$
Balance, December 31, 2022	72	151,588	38,504,210	143,258,972	6,482,093	2,142,400
Share repurchase [a]	—	—	(1,904,700)	(7,165,356)	—	—
Warrants issued [b]	—	—	—	—	3,925,000	1,231,980
PSU converted to shares [c]	—	—	2,420,104	1,180,070	—	—
Share options exercised [d]	—	—	21,000	33,247	—	—
Warrants expired [e]	—	—	—	—	(7,311)	(138,885)
Balance, June 30, 2023	72	151,588	39,040,614	137,306,933	10,399,782	3,235,495

Balance, December 31, 2023	72	151,622	39,376,723	137,626,863	10,324,043	2,723,356
Shares issued [f]	—	—	6,798,358	2,139,808	—	—
Shares for debt [g]	—	—	1,139,304	685,051	—	—
Warrants expired [h]	—	—	—	—	(1,350,000)	(286,189)
Share options exercised [i]	—	—	94,000	102,563	—	—
Balance, June 30, 2024	72	151,622	47,408,385	140,554,285	8,974,043	2,437,167

Schedule of changes in warrants outstanding and weighted average exercise price
	Number of warrants	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2022	6,482,093	5.48
Issued	3,925,000	4.58
Expired	(7,311)	16.08
Outstanding as at June 30, 2023	10,399,782	5.05

Outstanding as at December 31, 2023	10,324,043	5.05
Expired	(1,350,000)	3.57
Outstanding as at June 30, 2024	8,974,043	5.89

Schedule of fair value assumptions of warrants outstanding
	2024	2023
Grant date share price	—	C$1.44 - C$2.29
Exercise price	—	C$1.50 - C$10.82
Expected dividend yield	—	—
Risk free interest rate	—	3.08% - 4.26%
Expected life	—	1 - 5 years
Expected volatility	—	64% - 109%

Schedule of number of warrants outstanding and exercise price
		Exercise price	Number outstanding
Expiry Date		C$	#
February 27, 2025	(i)	2.40	400,000
February 27, 2025	(i)	5.47	400,000
February 27, 2025	(i)	10.95	200,000
May 15, 2025		1.50	37,500
May 15, 2025		3.00	37,500
May 23, 2025		1.50	50,000
March 24, 2025	(i)	2.40	400,000
March 24, 2025	(i)	5.47	400,000
March 24, 2025	(i)	10.95	200,000
May 4, 2025		26.73	3,730
May 10, 2025		26.73	1,865
May 17, 2025		26.73	3,730
May 31, 2025		26.73	1,865
June 8, 2025		9.65	1,500,000
August 6, 2025	(i)	7.75	1,381,215
October 20, 2025	(i)	4.53	3,454,543
January 16, 2026		26.73	1,722
January 20, 2026		26.73	373
May 15, 2028		1.50	500,000
		5.89	8,974,043